Share-Based Payments - Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Other Options on a Per-common-share Basis (Detail)		12 Months Ended
	Jul. 18, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Granted during the period		2,386,000
Forfeited during the period		0	0	0
ESOP equity settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance		0
Granted during the period	262,069	262,069
Forfeited during the period		(10,767)
Exercised during the period		0
Expired during the period		0
Number of shares, Ending balance		251,302	0
Exercisable at December 31, 2017		0
ESOP cash settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Outstanding at January 1, 2017		0
Granted during the period	567,056	567,056
Forfeited during the period		(33,554)
Exercised during the period		0
Expired during the period		0
Outstanding at December 31, 2017		533,502	0
Exercisable at December 31, 2017		0